Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising attendance fees (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Board of directors
Disclosure of transactions between related parties [line items]
Attendance fees and commissions per meeting	€ 2,785	€ 2,704
Audit committee and risk supervision, regulation and compliance committee
Disclosure of transactions between related parties [line items]
Attendance fees and commissions per meeting	1,821	1,768
Other committees (excluding executive committee)
Disclosure of transactions between related parties [line items]
Attendance fees and commissions per meeting	€ 1,606	€ 1,560